Long-term debt - Fairfax Notes (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Gain (loss) on debt extinguishment			$ (127,000,000.0)	$ 0	$ 0
Series J cumulative redeemable
Debt Instrument [Line Items]
Dividend rate per annum (in percent)		7.00%	7.00%
Shares issued for debt conversion (in shares)		12,000,000
Fairfax Notes
Debt Instrument [Line Items]
Warrants issued in conversion of debt		1,000,000
Term of warrants		5 years
Warrants outstanding exercise price (in dollars per share)		$ 13.71
Fairfax Notes | 2027 Fairfax Notes
Debt Instrument [Line Items]
Debt converted		$ 100,000,000
Fairfax Notes | 2026 Fairfax Notes
Debt Instrument [Line Items]
Debt converted		200,000,000
Fairfax Notes | 2025 and 2026 Fairfax Notes
Debt Instrument [Line Items]
Face value of debt		$ 300,000,000
Gain (loss) on debt extinguishment			$ (121,715,000)	$ 0	$ 0
Percentage of principal amount redeemed	100.00%	100.00%